Financial risk - Funding composition (Details) - AUD ($) $ in Billions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Group's total funding
Customer deposits	63.10%	61.80%
Securitisation	0.90%	1.00%
Equity	7.90%	7.90%
Group's total funding	100.00%	100.00%
Movements in the Group's funding composition
Increase in funding through customer deposits	1.27%
Short term funding portfolio (in AUD)	$ 102.0
Weighted average maturity period for short term funding portfolio	151 days
Unencumbered repo-eligible liquid assets and cash (in AUD)	$ 153.7
Long term wholesale funding raised (in AUD)	32.0
Basel III compliant Additional Tier 1 and Tier 2 capital in long term wholesale funding (in AUD)	$ 3.0
Over 1 Year
Group's total funding
Wholesale term funding with residual maturity	15.70%	15.20%
Movements in the Group's funding composition
Increase (decrease) in funding through wholesale term funding	0.45%
No later than one year
Group's total funding
Wholesale term funding with residual maturity	12.40%	14.10%
Movements in the Group's funding composition
Increase (decrease) in funding through wholesale term funding	1.65%